Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT No. 1
Entity Registrant Name	BYND CANNASOFT ENTERPRISES INC.
Entity Central Index Key	0001888151
Entity Address, Address Line One	7000 Akko Road
Entity Address, City or Town	Kiryat Motzkin
Entity Address, Country	IL
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.,
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates